SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)
Description of lease term	lease liabilities for operating leases with terms of 12 months or less
Lease term		12 months